(24) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share Tables
Schedule of diluted earnings per share considering dilutive effects of instruments convertible

Earnings per share – basic and diluted

The calculation of the basic and diluted earnings per share at December 31, 2017, 2016 and 2015 was based on the profit attributable to controlling shareholders and the weighted average number of common shares outstanding during the reporting years. For diluted earnings per share, the calculation considered the dilutive effects of instruments convertible into shares, as shown below:

	2017	2016		2015
Numerator
Profit attributable to controlling shareholders	1,179,750	900,885		864,940
Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	(*)	1,017,914,746
Earnings per share - basic	1.16	0.89		0.85

Numerator
Profit attributable to controlling shareholders	1,179,750	900,885		864,940
Dilutive effect of convertible debentures of subsidiary CPFL Renováveis (**)	(11,966)	(16,153)		(19,811)
Profit attributable to controlling shareholders	1,167,784	884,731		845,129

Denominator
Weighted average number of shares held by shareholders	1,017,914,746	1,017,914,746	(*)	1,017,914,746
Earnings per share - diluted	1.15	0.87		0.83

(*) Considers the events occurred on April 29, 2016, related to the capital increase through the issuance of 24,900,531 shares (note 25). In accordance with IAS 33, when there is an increase in the number of shares without an increase in capital, the number of shares is adjusted as if the event had occurred at the beginning of the latest reporting period.
(**) Proportional to the percentage of the Company's interest in the subsidiary in the respective years.

The dilutive effect of the numerator in the calculation of diluted earnings per share takes into account the dilutive effects of the debentures convertible into shares issued by subsidiaries of the indirect subsidiary CPFL Renováveis. The calculation of the effects was based on the assumption that these debentures would have been converted into common shares of the subsidiaries at the beginning of each year.